DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Jun. 30, 2012
Entity Registrant Name	Blue Wolf Mongolia Holdings Corp.
Entity Central Index Key	0001517526
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	mngl
Entity Common Stock, Shares Outstanding	10,062,500
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

INTERIM BALANCE SHEET (USD $)	Jun. 30, 2012	Jun. 30, 2011
ASSETS
Cash	$ 231,400	$ 84,042
Deferred offering costs	0	153,908
Prepaid insurance and other current assets	62,045	8,550
Total current assets	293,445	246,500
Investments held in Trust Account	80,244,448	0
Total assets	80,537,893	246,500
LIABILITIES AND SHAREHOLDERS' EQUITY
Note payable to affiliate	0	200,000
Accrued expenses	16,398	5,000
Accrued offering costs	0	21,500
Other liabilities:
Deferred underwriters' compensation	2,415,000	0
Total liabilities	2,431,398	226,500
Commitments and contingencies
Ordinary shares subject to possible redemption; 7,332,647 shares and 0 shares, respectively (at redemption value)	73,106,491	0
Shareholders' equity:
Preferred shares, no par value; five classes of unlimited shares authorized; none issued and outstanding	0	0
Ordinary shares, no par value; unlimited shares authorized; 2,729,853 and 2,012,500 issued and outstanding (which excludes 7,332,647 and 0 shares subject to possible redemption, respectively)	2,436,699	25,000
Additional paid-in capital	3,125,000	0
Deficit accumulated during the development stage	(561,695)	(5,000)
Total shareholders' equity	5,000,004	20,000
Total liabilities and shareholders' equity	$ 80,537,893	$ 246,500

INTERIM BALANCE SHEET [Parenthetical]	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Ordinary shares subject to mandatory redemption, shares	7,332,647	0
Preferred shares, authorized	unlimited	unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Ordinary shares, authorized	unlimited	unlimited
Ordinary stock, shares issued	2,729,853	2,012,500
Ordinary stock, shares outstanding	2,729,853	2,012,500

INTERIM STATEMENT OF OPERATIONS (USD $)	4 Months Ended		16 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Revenue	$ 0	$ 0	$ 0
General and administrative expenses	166,702	5,000	568,643
Loss from operations	(166,702)	(5,000)	(568,643)
Other income
Interest income	2,660	0	6,948
Net loss attributable to ordinary shares not subject to possible redemption	$ (164,042)	$ (5,000)	$ (561,695)
Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption, basic and diluted (in shares)	2,716,804	2,348,248	2,508,199
Net loss per ordinary share, excluding shares subject to possible redemption, basic and diluted (in dollars per share)	$ (0.06)	$ 0	$ (0.22)

INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Total
Balances at Mar. 10, 2011	$ 0	$ 0	$ 0	$ 0
Sale of ordinary shares to Sponsor on March 11, 2011 at $0.012 per share	25,000	0	0	25,000
Sale of ordinary shares to Sponsor on March 11, 2011 at $0.012 per share (in shares)	2,012,500
Net loss attributable to ordinary shares not subject to possible redemption			(5,000)	(5,000)
Balances at Jun. 30, 2011	25,000	0	(5,000)	20,000
Balance (in shares) at Jun. 30, 2011	2,012,500
Sale on July 20, 2011 of 8,050,000 units at $10 per unit (including 7,349,100 shares subject to possible redemption)	80,500,000	0	0	80,500,000
Sale on July 20, 2011 of 8,050,000 units at $10 per unit (including 7,349,100 shares subject to possible redemption) (in shares)	8,050,000
Underwriters' discount and offering expenses	(4,981,810)	0	0	(4,981,810)
Sale on July 20, 2011 of 4,166,667 private placement warrants to the Sponsor at $0.75 per warrant	0	3,125,000	0	3,125,000
Proceeds subject to possible redemption of 7,349,100 ordinary shares at redemption value	(73,270,527)	0	0	(73,270,527)
Proceeds subject to possible redemption of ordinary shares at redemption value (in shares)	(7,349,100)
Change in proceeds subject to possible redemption of 7,332,647 ordinary shares at redemption value	164,036	0	0	164,036
Change in proceeds subject to possible redemption of 7,332,647 ordinary shares at redemption value (in shares)	16,453
Net loss attributable to ordinary shares not subject to possible redemption	0	0	(556,695)	(556,695)
Balances at Jun. 30, 2012	$ 2,436,699	$ 3,125,000	$ (561,695)	$ 5,000,004
Balance (in shares) at Jun. 30, 2012	2,729,853

INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	4 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012
Sale of ordinary shares to sponsor par value (in dollars per share)	$ 0.012
Sale of unit per share (in dollars per share)		$ 10
Redemption of shares (in shares)		7,349,100
Number of private placement sold to the sponsor (in shares)		4,166,667
Sale of private placement warrants to the sponsor per warrant (in dollars per share)		$ 0.75
Change in proceeds subject to possible redemption of ordinary shares (in shares)		7,332,647

INTERIM STATEMENTS OF CASH FLOWS (USD $)	4 Months Ended		16 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash Flows from Operating Activities
Net loss	$ (164,042)	$ (5,000)	$ (561,695)
Adjustments to reconcile net loss to net cash used in operating activities:
Prepaid insurance and other current assets	26,284	(8,550)	(62,045)
Accrued expenses	(20,807)	5,000	16,398
Net cash used in operating activities	(158,565)	(8,550)	(607,342)
Cash Flows from Investing Activities
Principal deposited in Trust Account	0	0	(80,237,500)
Interest reinvested in Trust Account	(2,660)	0	(6,948)
Net cash used in investing activities	(2,660)	0	(80,244,448)
Cash Flows from Financing Activities
Deferred offering costs	0	(132,408)	0
Proceeds from notes payable to affiliate	0	200,000	200,000
Payment of notes payable to affiliate	0	0	(200,000)
Proceeds from sale of ordinary shares to Sponsor	0	25,000	25,000
Proceeds from public offering	0	0	80,500,000
Proceeds from issuance of Sponsor Warrants	0	0	3,125,000
Payment of offering costs	0	0	(2,566,810)
Net cash provided by financing activities	0	92,592	81,083,190
Increase (decrease) in cash	(161,225)	84,042	231,400
Cash at beginning of the period	392,625	0	0
Cash at end of the period	231,400	84,042	231,400
Supplemental Schedule of Non-Cash Financing Activities
Deferred offering costs included in accrued offering costs	0	21,500	0
Deferred underwriters' compensation	$ 0	$ 0	$ 2,415,000

Interim Financial Information	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Interim Financial Information and Basis Of Presentation [Text Block]

Note 1. Interim Financial Information

The accompanying condensed interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”), and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the financial position as of June 30, 2012 and 2011 and the results of operations for the four months ended June 30, 2012, the period from March 11, 2011 (date of inception) to June 30, 2011 and the period from March 11, 2011 (date of inception) to June 30, 2012. Certain information and disclosures normally included in financial statements prepared in accordance with GAAP have been omitted pursuant to such rules and regulations. Interim results are not necessarily indicative of the results of operations to be expected for a full fiscal year.

Organization and Business Operations	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Organization And Business Operations [Text Block]

Note 2. Organization and Business Operations

Incorporation

Blue Wolf Mongolia Holdings Corp. (the “Company”) was incorporated in the British Virgin Islands on March 11, 2011.

Sponsor

The Company’s sponsor is Blue Wolf MHC Ltd., an exempt company incorporated in the Cayman Islands with limited liability (the “Sponsor”).

Fiscal Year End

Effective December 30, 2012, the Company changed its fiscal year end from February 28 to June 30 solely for financial accounting purposes. As a result of this change, the Company’s current fiscal year will end on June 30, 2013.

Business Purpose

The Company was formed to effect a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (an “Initial Business Combination”).

Financing

The registration statement for the Company’s initial public offering (the “Public Offering”) (as described in Note 4) was declared effective on July 14, 2011. On July 20, 2011, simultaneously with the closing of the Public Offering, the Sponsor purchased $3,125,000 of warrants in a private placement (Note 5).

Upon the closing of the Public Offering and the private placement, $80,237,500 was placed in the Trust Account (discussed below).

Trust Account

The trust account (the “Trust Account”) may only be invested in United States government treasury bills having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act and which invest solely in U.S. Treasuries. The funds in the Trust Account are held in the name of Blue Wolf Mongolia Holdings Corp. (see Note 7).

Except for a portion of the interest income (net of taxes payable) that may be released to the Company to pay any taxes and to fund the Company’s working capital requirements, and any amounts necessary to purchase up to 15% of the Company’s Public Shares (as defined in Note 4) if the Company seeks shareholder approval of its Initial Business Combination, as discussed below, none of the funds will be released from the Trust Account until the earlier of: (i) the consummation of an Initial Business Combination no later than April 20, 2013, (ii) a redemption to public shareholders prior to any voluntary winding-up in the event the Company does not consummate an Initial Business Combination or (iii) pursuant to any liquidation.

Business Combination

An Initial Business Combination is subject to the following size, focus and shareholder approval provisions:

Size  — The prospective target business will not have a limitation to size, except that it must have an aggregate fair market value of at least 80% of the value of the Trust Account (excluding any taxes) at the time of the agreement to enter the Initial Business Combination. The Company will not consummate an Initial Business Combination unless it acquires a controlling interest in a target company or is otherwise not required to register as an investment company under the Investment Company Act.

Focus  — The Company’s efforts in identifying prospective target businesses will initially be focused on businesses within Mongolia that complement the management team’s background such as in the natural resources sectors and related sectors.  The Company may, however, pursue opportunities in other business sectors or geographic regions.

Tender Offer/Shareholder Approval  — The Company, after signing a definitive agreement for an Initial Business Combination, will either (i) provide shareholders with the opportunity to sell their shares to the Company by means of a tender offer for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable, or (ii) seek shareholder approval of the Initial Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their shares, regardless of whether they vote for or against the Initial Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less (a) taxes payable, (b) amounts released to fund working capital requirements and (c) any amounts released to the Company and used to purchase up to 15% of the Public Shares sold in the Public Offering. The decision as to whether the Company will seek shareholder approval of the Initial Business Combination or will allow shareholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval. If the Company seeks shareholder approval, it will consummate its Initial Business Combination only if a majority of the ordinary shares voted are voted in favor of the Initial Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than  $5,000,001. In certain circumstances, the number of Public Shares the Company offers to redeem may be further limited if the terms and conditions of the Initial Business Combination require the Company to retain more than $5,000,001 in net tangible assets. In such case, if the Company were unable to satisfy the terms and conditions of the Initial Business Combination, it would not proceed with the redemption of its Public Shares and the related Initial Business Combination, and instead may search for an alternate Initial Business Combination.

Regardless of whether the Company holds a shareholder vote or a tender offer in connection with an Initial Business Combination, a public shareholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable plus amounts released to fund working capital requirements and any amounts necessary to purchase up to 15% of the Public Shares sold in the Public Offering. As a result, such ordinary shares are recorded at conversion/tender value and classified as temporary equity, in accordance with Financial Accounting Standards Board, or FASB, Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

Permitted Purchase of Public Shares  — If the Company seeks shareholder approval of its Initial Business Combination and does not conduct redemptions pursuant to the tender offer rules, prior to the Initial Business Combination, the Company’s Memorandum and Articles of Association will permit the release to the Company from the Trust Account, amounts necessary to purchase up to 15% of the Public Shares sold in the Public Offering. All shares so purchased by the Company will be immediately cancelled.

Liquidation/Going Concern Consideration

If the Company does not consummate an Initial Business Combination by April 20, 2013, the Company (i) will distribute the aggregate amount then on deposit in the Trust Account (less up to $50,000 of the net interest earned thereon to pay dissolution expenses), pro rata, to holders of Public Shares by way of redemption and (ii) intends to cease all operations except for the purposes of winding up of its affairs. This redemption of Public Shares from the Trust Account shall be done automatically by function of the Company’s Memorandum and Articles of Association and prior to any voluntary winding up, although at all times subject to the BVI Business Companies Act, 2004 of the British Virgin Islands.

In the event of liquidation, it is likely that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per share in the Public Offering (assuming no value is attributed to the warrants contained in the units offered in the Public Offering discussed in Note 4).

The Company will pay the costs of liquidation from its remaining assets outside the Trust Account. If such funds are insufficient to cover these costs and expenses, up to $50,000 of the net interest earned on the Trust Account may be released to the Company to pay these costs. This mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern.

Significant Accounting Policies	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 3. Significant Accounting Policies

Development Stage Company

The Company is considered to be in the development stage as defined by FASB ASC 915, “Development Stage Entities,” and is subject to the risks associated with activities of development stage companies. Through June 30, 2012, the Company’s efforts have been limited to organizational activities, activities relating to its Public Offering and activities relating to identifying and evaluating prospective acquisition candidates. The Company has not generated any revenues, other than interest income earned on the proceeds held in the Trust Account. The Company will not generate any operating revenues until after completion of an Initial Business Combination, at the earliest. The Company will continue to generate non-operating income in the form of interest income on the designated Trust Account.

Cash Equivalents

The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents. Cash equivalents at June 30, 2012 principally consist of cash in a money market account held by the Company through its Trust Account. There were no cash equivalents as of June 30, 2011.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period in accordance with FASB ASC 260, “Earnings Per Share”.  Diluted net loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding, plus to the extent dilutive, the incremental number of ordinary shares to settle warrants issued in the Public Offering and private placement, as calculated using the treasury stock method.  As the Company reported a net loss for all periods presented in the accompanying interim statements of operations, the effect of the 12,216,667 warrants (including 4,166,667 warrants issued to the members of the Sponsor in the private placement), have not been considered in the diluted loss per ordinary share because their effect would be anti-dilutive. As a result, dilutive loss per ordinary share is equal to basic loss per ordinary share.

Reclassifications

Certain reclassifications have been made to amounts previously reported for 2012 to conform with the current presentation. Such reclassifications have no effect on previously reported net loss.

Redeemable Ordinary Shares

As discussed in Note 2, all of the 8,050,000 ordinary shares sold as part of a Public Unit in the Public Offering contain a redemption feature which allows for their redemption under the Company's liquidation or tender offer/stockholder approval provisions. In accordance with ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of ASC 480. Although the Company does not specify a maximum redemption threshold, its Memorandum and Articles of Association provides that in no event will the Company redeem its public shares in an amount that would cause its net tangible assets (shareholders' equity) to be less than $5,000,001.

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares shall be affected by charges against paid-in capital.

Accordingly, at June 30, 2012 and June 30, 2011, 7,332,647 and 0 shares respectively of the 8,050,000 Public Shares were classified outside of permanent equity at their redemption value. The redemption value (approximately $9.97 per share at June 30, 2012) is equal to the pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times may exceed the federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Income Taxes

Under the laws of the British Virgin Islands, the Company is generally not subject to income taxes. Accordingly, no provision for income taxes has been made in the accompanying financial statements.

The Company is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Company recording a tax liability that increases ending deficit accumulated during the development stage. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of June 30, 2012 or June 30, 2011. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest expense or penalties have been recognized as of June 30, 2012 and for the period from March 11, 2011 (date of inception) to June 30, 2012. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Deferred Offering Costs

Deferred offering costs consist principally of legal and accounting fees incurred through June 30, 2011 that were related to the Public Offering and that were charged to capital upon the receipt of the capital raised in the Public Offering.

Fair Value of Financial Instruments

Unless otherwise disclosed, the fair values of financial instruments, including cash, approximate their carrying amount due primarily to their short-term nature.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Public Offering	12 Months Ended
Jun. 30, 2012
Regulated Operations [Abstract]
Public Offering Disclosure [Text Block]

Note 4. Public Offering

Public Units

On July 20, 2011, the Company sold 8,050,000 units (including units sold pursuant to the underwriters’ exercise of their over-allotment option) at a price of $10.00 per unit (the “Public Units”) in the Public Offering.  Each unit consists of one ordinary share of the Company, no par value (the “Public Shares”), and one warrant to purchase one ordinary share (the “Public Warrants”).

Public Warrant Terms and Conditions

Exercise Conditions  — Each Public Warrant will entitle the holder to purchase from the Company one ordinary share at an exercise price of $12.00 per share commencing on the later of: (i) 30 days after the consummation of an Initial Business Combination, or (ii) July 20, 2012, provided that the Company has an effective registration statement covering the ordinary shares issuable upon exercise of the Public Warrants and such shares are registered or qualified under the securities laws of the state of the exercising holder. The Public Warrants expire five years from the date of the Initial Business Combination, unless earlier redeemed. The Public Warrants will be redeemable in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days notice after the warrants become exercisable, only in the event that the last sale price of the Company’s ordinary shares exceeds $18.00 per share for any 20 trading days within a 30-trading day period. If the Public Warrants are redeemed by the Company, management will have the option to require all holders that wish to exercise warrants to do so on a cashless basis.

Registration Risk  — In accordance with a warrant agreement relating to the Public Warrants, the Company will be required to use its best efforts to maintain the effectiveness of a registration statement relating to the ordinary shares which would be issued upon exercise of the Public Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration statement is not effective at the time of exercise, the holders of such Public Warrants will not be entitled to exercise such Public Warrants (except on a cashless basis under certain circumstances) and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle or cash settle the Public Warrants. Consequently, the Public Warrants may expire unexercised, unredeemed and worthless, and an investor in the Public Offering may effectively pay the full unit price solely for the ordinary shares included in the Public Units.

Underwriting Agreement —   The Company paid an underwriting discount of $2,012,500, or 2.5% of the Public Unit offering price, to the underwriters at the closing of the Public Offering, with an additional fee of $2,415,000, or 3.0% of the gross offering proceeds, payable upon the Company’s consummation of an Initial Business Combination. The underwriters will not be entitled to any interest accrued on the deferred discount.

Related Party Transactions	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Excluding Other Related Party Transactions [Text Block]

Note 5. Related Party Transactions

Founder Shares  — In March 2011, the Sponsor purchased 2,012,500 ordinary shares (the “Founder Shares”) for $25,000, or approximately $0.012 per share.

Earnout Shares  — In addition, a portion of the Founder Shares in an amount equal to 591,912 shares will be subject to forfeiture by the Sponsor as follows: (1) 304,924 shares are subject to forfeiture in the event the last sale price of the Company’s shares does not equal or exceed $15.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within at least one 30-trading day period within 36 months following the closing of the Company’s Initial Business Combination and (2) 286,988  shares are subject to forfeiture in the event the last sale price of the Company’s shares does not equal or exceed $12.50 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within at least one 30-trading day period within 36 months following the closing of the Company’s Initial Business Combination.

Rights  — The Founder Shares are identical to the Public Shares except that (i) the Founder Shares are subject to certain transfer restrictions, as described in more detail below, and (ii) the Sponsor agreed to waive its redemption rights with respect to (A) the Founder Shares and any Public Shares it purchases in connection with the Initial Business Combination and (B) the Founder Shares upon liquidation if the Company fails to consummate an Initial Business Combination by April 20, 2013.

Voting — If the Company seeks shareholder approval of its Initial Business Combination, the Sponsor will vote the Founder Shares and any Public Shares it has purchased in favor of the Initial Business Combination.

Liquidation   — Although the Sponsor has, and its permitted transferees must agree to, waive their redemption rights with respect to the Founder Shares if the Company fails to consummate an Initial Business Combination by April 20, 2013, they will be entitled to redemption rights with respect to any Public Shares they may own.

Sponsor Warrants — The Sponsor purchased 4,166,667 warrants (the “Sponsor Warrants”) at $0.75 per warrant (for an aggregate purchase price of $3,125,000) from the Company on a private placement basis simultaneously with the closing of the Public Offering.

Exercise Conditions   — Each Sponsor Warrant is exercisable for one ordinary share at $12.00 per share. The Sponsor Warrants are identical to the Public Warrants except that the Sponsor Warrants (i) are not redeemable by the Company as long as they are held by the Sponsor, members of the Sponsor or any of their permitted transferees, (ii) are subject to certain transfer restrictions described in more detail below and (iii) may be exercised for cash or on a cashless basis.

Accounting — Since the Company is not required to net-cash settle the Sponsor Warrants, the Sponsor Warrants are recorded at fair value and classified within shareholders’ equity as “Additional paid-in capital” upon their issuance in accordance with FASB ASC 815-40 “Derivatives and Hedging”.

Transfer Restrictions

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares (except in limited circumstances to permitted transferees) until the earlier of (1) one year after the completion of the Company’s Initial Business Combination and (2) the date on which the Company consummates a liquidation, share exchange, share reconstruction and amalgamation, or other similar transaction after its Initial Business Combination that results in all of its shareholders having the right to exchange their ordinary shares for cash, securities or other property  (the “Lock-Up Period”).  Notwithstanding the foregoing, if the Company’s share price reaches or exceeds $11.50 for any 20 trading days within at least one 30-trading day period during the Lock-Up Period, 50% of the Founder Shares will be released from the lock-up and, if the Company’s share price reaches or exceeds $15.00 for any 20 trading days within at least one 30-trading day period during such Lock-Up Period, the remaining 50% of the Founder Shares shall be released from the lock-up.  In addition, notwithstanding the above, the Sponsor has agreed not to transfer, sell or assign the Founder earnout shares (whether to a permitted transferee or otherwise) before the applicable forfeiture condition lapses. The Sponsor has agreed not to transfer, assign or sell any of the Sponsor Warrants including the ordinary shares issuable upon exercise of the Sponsor Warrants until 30 days after the completion of an Initial Business Combination.

Registration Rights

The holders of the Founder Shares, Sponsor Warrants and warrants that may be issued upon conversion of working capital loans hold registration rights to require the Company to register a sale of any of the securities held by them pursuant to a registration rights agreement entered into in connection with the Public Offering. These shareholders are entitled to make up to three demands, excluding short form demands, that the Company register such securities for sale under the Securities Act of 1933 (the “Securities Act”). In addition, these shareholders have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable Lock-Up Period, which occurs (i) in the case of the Founder Shares, upon the earlier of (1) one year after the completion of the Company’s Initial Business Combination or (2) the date on which the Company consummates a liquidation, merger, share exchange or other similar transaction after the Company’s Initial Business Combination that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property, and (ii) in the case of the Sponsor Warrants and the respective ordinary shares underlying such warrants, 30 days after the completion of the Company’s Initial Business Combination.  The Company will bear the costs and expenses of filing any such registration statements.

Other Related Party Transactions	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Other Related Party Transactions [Text Block]

Note 6. Other Related Party Transactions

Administrative Services

The Company has agreed to pay up to $10,000 a month for office space, utilities and secretarial and administrative services to the Sponsor. Services commenced on July 15, 2011 (the date the Company’s securities were first listed on the NASDAQ Capital Market) and will terminate upon the earlier of (i) the consummation of an Initial Business Combination or (ii) the liquidation of the Company. Approximately $40,000, $0 and $120,000 was incurred under this agreement for the four months ended June 30, 2012, the period from March 11, 2011 (date of inception) to June 30, 2011 and the period from March 11, 2011 (date of inception) to June 30, 2012, respectively. As of June 30, 2012, there was no outstanding balance payable to the Sponsor for unpaid administrative fees.

Notes Payable

On April 1, 2011, the Company issued an unsecured promissory note for $200,000 to Blue Wolf MHC Ltd.  The proceeds from the note were used to fund a portion of the organizational and offering costs owed by the Company to third parties. This note was repaid on July 20, 2011.

Trust Account	12 Months Ended
Jun. 30, 2012
Trust Account [Abstract]
Trust Account [Text Block]

Note 7. Trust Account

A total of $80,237,500, which includes $77,112,500 of the net proceeds from the Public Offering and $3,125,000 from the proceeds of the private placement, has been placed in the Trust Account. The trust proceeds are invested in a money market fund which invests exclusively in U.S. Treasuries and meets certain conditions under Rule 2a-7 under the Investment Company Act.

Fair Value Measurement	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 8. Fair Value Measurement

The Company complies with FASB ASC 820, Fair Value Measurements, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2012 and June 30, 2011, respectively, and indicate the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

Fair Value of Financial Assets as of June 30, 2012

	Balances, at	Quoted Prices in	Significant Other Observable	Significant Other Unobservable
	June 30,	Active Markets	Inputs	Inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)

Assets:

Cash	$231,400	$231,400	$—	$—

Investments held in Trust Account	80,244,448	80,244,448

Total	$80,475,848	$80,475,848	$—	$—

Fair Value of Financial Assets as of June 30, 2011

	Balances, at	Quoted Prices in	Significant Other Observable	Significant Other Unobservable
	June 30,	Active Markets	Inputs	Inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)

Assets:

Cash	$84,042	$84,042	$—	$—

Total	$84,042	$84,042	$—	$—

The fair values of the Company’s investments held in the Trust Account are determined through market, observable and corroborated sources.

Commitments and Contingencies	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 9. Commitments and Contingencies

The Company has committed to pay a deferred underwriters’ compensation of $2,415,000, or 3.0% of the gross Public Offering proceeds, to the underwriters upon the Company’s consummation of an Initial Business Combination.  This deferred underwriters’ compensation is reflected in the accompanying interim balance sheets.  The underwriters will not be entitled to any interest accrued on such deferred compensation.

Shareholders' Equity	12 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 10. Shareholders’ Equity

Ordinary Shares  — The Company has unlimited ordinary shares authorized. Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share. At June 30, 2012 and June 30, 2011, there were 2,729,853 and 2,012,500 ordinary shares outstanding, respectively. Ordinary shares outstanding at June 30, 2012 and June 30, 2011 excludes 7,332,647 and 0 ordinary shares subject to possible redemption, respectively.

Preferred Shares  — The Company is authorized to issue an unlimited number of preferred shares in five different classes with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At June 30, 2012 and June 30, 2011, there were no preferred shares outstanding.

Subsequent Events	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11. Subsequent Events

On December 30, 2012, the Company changed its fiscal year solely for financial accounting purposes such that the Company’s fiscal year will now end on June 30 of each calendar year. As a result of such change, the current financial accounting fiscal year will end on June 30, 2013. For financial accounting purposes, the period from March 1, 2012 until June 30, 2012 is treated as a transitional period

Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Development Stage Company [Policy Text Block]

Development Stage Company

The Company is considered to be in the development stage as defined by FASB ASC 915, “Development Stage Entities,” and is subject to the risks associated with activities of development stage companies. Through June 30, 2012, the Company’s efforts have been limited to organizational activities, activities relating to its Public Offering and activities relating to identifying and evaluating prospective acquisition candidates. The Company has not generated any revenues, other than interest income earned on the proceeds held in the Trust Account. The Company will not generate any operating revenues until after completion of an Initial Business Combination, at the earliest. The Company will continue to generate non-operating income in the form of interest income on the designated Trust Account.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash Equivalents

The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents. Cash equivalents at June 30, 2012 principally consist of cash in a money market account held by the Company through its Trust Account. There were no cash equivalents as of June 30, 2011.

Earnings Per Share, Policy [Policy Text Block]

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period in accordance with FASB ASC 260, “Earnings Per Share”.  Diluted net loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding, plus to the extent dilutive, the incremental number of ordinary shares to settle warrants issued in the Public Offering and private placement, as calculated using the treasury stock method.  As the Company reported a net loss for all periods presented in the accompanying interim statements of operations, the effect of the 12,216,667 warrants (including 4,166,667 warrants issued to the members of the Sponsor in the private placement), have not been considered in the diluted loss per ordinary share because their effect would be anti-dilutive. As a result, dilutive loss per ordinary share is equal to basic loss per ordinary share.

Reclassification, Policy [Policy Text Block]

Reclassifications

Certain reclassifications have been made to amounts previously reported for 2012 to conform with the current presentation. Such reclassifications have no effect on previously reported net loss.

Stockholders' Equity, Policy [Policy Text Block]

Redeemable Ordinary Shares

As discussed in Note 2, all of the 8,050,000 ordinary shares sold as part of a Public Unit in the Public Offering contain a redemption feature which allows for their redemption under the Company's liquidation or tender offer/stockholder approval provisions. In accordance with ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of ASC 480. Although the Company does not specify a maximum redemption threshold, its Memorandum and Articles of Association provides that in no event will the Company redeem its public shares in an amount that would cause its net tangible assets (shareholders' equity) to be less than $5,000,001.

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares shall be affected by charges against paid-in capital.

Accordingly, at June 30, 2012 and June 30, 2011, 7,332,647 and 0 shares respectively of the 8,050,000 Public Shares were classified outside of permanent equity at their redemption value. The redemption value (approximately $9.97 per share at June 30, 2012) is equal to the pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times may exceed the federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Income Tax, Policy [Policy Text Block]

Income Taxes

Under the laws of the British Virgin Islands, the Company is generally not subject to income taxes. Accordingly, no provision for income taxes has been made in the accompanying financial statements.

The Company is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Company recording a tax liability that increases ending deficit accumulated during the development stage. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of June 30, 2012 or June 30, 2011. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest expense or penalties have been recognized as of June 30, 2012 and for the period from March 11, 2011 (date of inception) to June 30, 2012. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Deferred Offering Costs Policy [Policy Text Block]

Deferred Offering Costs

Deferred offering costs consist principally of legal and accounting fees incurred through June 30, 2011 that were related to the Public Offering and that were charged to capital upon the receipt of the capital raised in the Public Offering.

Fair Value of Financial Instruments, Policy [Policy Text Block]	Fair Value of Financial Instruments Unless otherwise disclosed, the fair values of financial instruments, including cash, approximate their carrying amount due primarily to their short-term nature.
New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

Fair Value of Financial Assets as of June 30, 2012

	Balances, at	Quoted Prices in	Significant Other Observable	Significant Other Unobservable
	June 30,	Active Markets	Inputs	Inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)

Assets:

Cash	$231,400	$231,400	$—	$—

Investments held in Trust Account	80,244,448	80,244,448

Total	$80,475,848	$80,475,848	$—	$—

Fair Value of Financial Assets as of June 30, 2011

	Balances, at	Quoted Prices in	Significant Other Observable	Significant Other Unobservable
	June 30,	Active Markets	Inputs	Inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)

Assets:

Cash	$84,042	$84,042	$—	$—

Total	$84,042	$84,042	$—	$—

Organization and Business Operations (Details Textual) (USD $)	4 Months Ended		12 Months Ended	16 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2012
Proceeds From Issuance Of Warrants	$ 0	$ 0		$ 3,125,000
Payments To Principal Deposited In Trust Account	0	0		80,237,500
Investment Maturity Term			180 days
Public Issue Shares Percentage			15.00%
Assets Held In Trust Percentage			80.00%
Minimum Net Tangible Assets Required To Maintain			$ 5,000,001
Business Acquisition Date Of Completion			Apr 20, 2013
Distribution Of Interest Earned On Trust Account			less up to $50,000

Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Feb. 29, 2012	Jun. 30, 2011
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	8,050,000
Stock Issued During Period, Shares, New Issues		8,050,000
Minimum Net Tangible Assets Required To Maintain	$ 5,000,001
Number Of Redemption Of Shares Change In Proceeds	7,332,647		0
Redemption Value Per Share	$ 9.97
Federal Depository Insurance Coverage Limit	$ 250,000
Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	12,216,667
Warrant [Member] | Private Placement [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	4,166,667

Public Offering (Details Textual) (USD $)	4 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Feb. 29, 2012
Stock Issued During Period, Shares, New Issues			8,050,000
Sale of unit per share (in dollars per share)		$ 10
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights		$ 12
Class Of Warrant or Right Redemption Price Per Share		$ 0.01
Class Of Warrant Or Right, Date From Which Warrants Or Rights Exercisable		Jul 20, 2012
Warrants Redemption Terms		The Public Warrants will be redeemable in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days notice after the warrants become exercisable, only in the event that the last sale price of the Company''s ordinary shares exceeds $18.00 per share for any 20 trading days within a 30-trading day period.
Common Stock, No Par Value		$ 18
Underwriters Commission			$ 2,012,500
Proceed From Public Offering Percentage			2.50%
Additional Underwriters Compensation		$ 2,415,000
Proceed From Public Offering Additional Percentage		3.00%

Related Party Transactions (Details Textual) (USD $)	4 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012
Stock Issued During Period Value To Sponsor	$ 25,000
Stock Issued On Sale Of Ordinary Shares To Sponsor Per Share	$ 0.012
Shares Subjected To Forfeited		591,912
Sale Of Private Placement Warrants To Sponsor		4,166,667
Sale Of Private Placement Warrants To Sponsor Per Warrant		$ 0.75
Adjustments To Additional Paid In Capital Warrant Issued		3,125,000
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights		$ 12
Warrants Transfer Terms		The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares (except in limited circumstances to permitted transferees) until the earlier of (1) one year after the completion of the Company''s Initial Business Combination and (2) the date on which the Company consummates a liquidation, share exchange, share reconstruction and amalgamation, or other similar transaction after its Initial Business Combination that results in all of its shareholders having the right to exchange their ordinary shares for cash, securities or other property (the "Lock-Up Period"). Notwithstanding the foregoing, if the Company''s share price reaches or exceeds $11.50 for any 20 trading days within at least one 30-trading day period during the Lock-Up Period, 50% of the Founder Shares will be released from the lock-up and, if the Company''s share price reaches or exceeds $15.00 for any 20 trading days within at least one 30-trading day period during such Lock-Up Period, the remaining 50% of the Founder Shares shall be released from the lock-up. In addition, notwithstanding the above, the Sponsor has agreed not to transfer, sell or assign the Founder earnout shares (whether to a permitted transferee or otherwise) before the applicable forfeiture condition lapses. The Sponsor has agreed not to transfer, assign or sell any of the Sponsor Warrants including the ordinary shares issuable upon exercise of the Sponsor Warrants until 30 days after the completion of an Initial Business Combination.
Common Stock [Member]
Stock Issued During Period Shares To Sponsor	2,012,500
Stock Issued During Period Value To Sponsor	25,000
Adjustments To Additional Paid In Capital Warrant Issued		$ 0
Share Forfeited One [Member]
Shares Subjected To Forfeited		304,924
Share Forfeited Price Per Share		$ 15
Share Forfeited Two [Member]
Shares Subjected To Forfeited		286,988
Share Forfeited Price Per Share		$ 12.5

Other Related Party Transactions (Details Textual) (USD $)	12 Months Ended	1 Months Ended	4 Months Ended		16 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Administrative Services [Member]	Jun. 30, 2012 Administrative Services [Member]	Jun. 30, 2011 Administrative Services [Member]	Jun. 30, 2012 Administrative Services [Member]	Jun. 30, 2011 Blue Wolf Mhc Ltd [Member]	Apr. 01, 2011 Blue Wolf Mhc Ltd [Member]
Sponsor Fees		$ 10,000	$ 40,000	$ 0	$ 120,000
Sponsor Services Description	Services commenced on July 15, 2011 (the date the Company''s securities were first listed on the NASDAQ Capital Market) and will terminate upon the earlier of (i) the consummation of an Initial Business Combination or (ii) the liquidation of the Company.
Notes Payable, Related Parties, Current							$ 200,000
Debt Instrument, Maturity Date						Jul 20, 2011

Trust Account (Details Textual) (USD $)	4 Months Ended		16 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2012 Ipo [Member]	Jun. 30, 2012 Private Placement [Member]
Payments To Principal Deposited In Trust Account	$ 0	$ 0	$ 80,237,500	$ 77,112,500	$ 3,125,000

Fair Value Measurement (Details) (USD $)	Jun. 30, 2012	Feb. 29, 2012	Jun. 30, 2011	Mar. 10, 2011
Assets:
Cash	$ 231,400	$ 392,625	$ 84,042	$ 0
Investments held in Trust Account	80,244,448		0
Total	80,537,893		246,500
Estimate Of Fair Value, Fair Value Disclosure [Member]
Assets:
Cash	231,400		84,042
Investments held in Trust Account	80,244,448
Total	80,475,848		84,042
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash	231,400		84,042
Investments held in Trust Account	80,244,448
Total	80,475,848		84,042
Fair Value, Inputs, Level 2 [Member]
Assets:
Cash	0		0
Investments held in Trust Account	0
Total	0		0
Fair Value, Inputs, Level 3 [Member]
Assets:
Cash	0		0
Investments held in Trust Account	0
Total	$ 0		$ 0

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
Jun. 30, 2012
Additional Underwriters Compensation	$ 2,415,000
Proceed From Public Offering Additional Percentage	3.00%

Shareholders' Equity (Details Textual)	Jun. 30, 2012	Jun. 30, 2011
Common Stock, Shares, Outstanding	2,729,853	2,012,500
Preferred stock, shares outstanding	0	0
Common Stock Redemption Shares Outstanding	7,332,647	0